UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09945

Natixis Funds Trust IV

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts	02116
(Address of principal executive offices)	(Zip code)

Coleen Downs Dinneen, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: January 31

Date of reporting period: January 31, 2016

Item 1. Report to Stockholders.

The Registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

ANNUAL REPORT

January 31, 2016

AEW Real Estate Fund

Portfolio Review  page 1

Portfolio of Investments  page 7

Financial Statements  page 10

Notes to Financial Statements  page 17

AEW REAL ESTATE FUND

Managers	Symbols
Matthew A. Troxell, CFA®	Class A NRFAX
John Garofalo, CFA®	Class C NRCFX
J. Hall Jones, Jr., CFA®	Class N NRFNX
Roman Ranocha, CFA®	Class Y NRFYX
AEW Capital Management, L.P.

Objective

The Fund seeks to provide investors with above-average income and long-term growth of capital.

Market Conditions

The U.S. economy was relatively steady in the year ending January 31, 2016 — though both employment and GDP growth downshifted in the second half of the period — and remained robust enough for the Federal Reserve Board (Fed) to finally raise its overnight Fed Funds rate in December for the first time since 2006. The U.S. dollar strengthened as a growing number of government bonds globally carried negative yields, which increased the attractiveness of U.S. investments. Meanwhile, oil prices fell dramatically, removing what had been a key source of growth in the economy. Overall, the net impact on the U.S. economy from lower oil prices is positive, but thus far, consumers have not spent much of the newly disposable income.

The U.S. stock market posted relatively flat returns for the 12 months ending January 31, 2016 as stable economic growth in the U.S. was outweighed by concerns regarding slowing global growth (particularly in China), falling oil prices and the prospect of higher interest rates. Overall, for the 12-month period, the S&P 500® Index returned -0.67%, while the Dow Jones Industrial Average and the NASDAQ Composite Index returned -1.67% and 0.70%, respectively. Long-term interest rates remained relatively low, with the 10-Year Treasury yield ending the 12-month period only 28 points higher at 1.92%. Nevertheless, real estate investment trusts (REITs) significantly lagged the broader equity market, declining more than 7% despite the fact that the companies continued to report strong earnings results and to raise dividends. Following the sell-off in the sector, as REITs traded at a discount to their intrinsic value, six companies were taken private as investors capitalized on the disconnect between valuations in the public and private real estate markets, and more than 30 REIT companies announced share repurchase programs.

Performance Results

For the 12 months ended January 31, 2016, Class A shares of the AEW Real Estate Fund returned -6.21%. For the same period, the Fund’s benchmark, the MSCI U.S. REIT Index, returned -7.18%.

Explanation of Fund Performance

From a property sector perspective, storage, health care and regional mall were the strongest contributors to outperformance, while hotel, apartment and office were the largest relative

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detractors. The Fund’s small cash position was a positive contributor given the REIT sector’s negative absolute performance. Among the individual securities, the Fund’s top two contributors to return were storage companies CubeSmart and Public Storage. Both companies benefited from strengthening demand for storage space coupled with limited new supply.

Individual detractors included hotel companies Hilton Worldwide Holdings and Extended Stay America. The hotel sector underperformed during the 12-month period due to concerns about slowing demand, new supply and international travel worries.

Outlook

The REIT market appears to be fairly valued versus other asset classes. As of January 31, 2016, REITs were trading at an 8% discount to net asset values (NAV), and U.S. REIT dividend yields stood at 4.1%. REIT yield spreads to bonds were mixed as they traded at wider-than-average spreads to Treasuries (meaning they were relatively less expensive than usual) but were in line with the historical average versus corporate bond yields. REITs continue to look most expensive versus other equities, though this has been the case since the global financial crisis.

While the REIT market is likely to continue to react nervously to upward moves in interest rates in the short term, earnings growth should support ample dividend growth and help offset the negative effects of a slow increase in interest rates. Going forward, we expect REIT returns to be driven more by current yield and improving earnings fundamentals than by additional multiple expansion. Overall, for the sector, we expect average cash flow growth for REITs to be in the upper single digits in 2016.

Growth of $10,000 Investment in Class A Shares3

January 31, 2006 through January 31, 2016

See notes to chart on page 3.

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AEW REAL ESTATE FUND

Average Annual Total Returns—January 31, 20163

	1 Year	5 Years	10 Years	Life of Class N

Class A (Inception 12/29/00)
NAV	-6.21%	10.05%	5.88%	—%
With 5.75% Maximum Sales Charge	-11.61	8.75	5.26	—

Class C (Inception 12/29/00)
NAV	-6.87	9.23	5.10	—
With CDSC[1]	-7.73	9.23	5.10	—

Class N (Inception 5/01/13)
NAV	-5.79	—	—	5.95

Class Y (Inception 8/31/00)
NAV	-5.95	10.33	6.18	—

Comparative Performance
MSCI U.S. REIT Index[2]	-7.18	10.40	6.19	5.45

Past performance does not guarantee future results. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses. It is not possible to invest directly in an index.

1	Class C share performance assumes a 1.00% CDSC applied when you sell shares within one year of purchase.

2	MSCI U.S. REIT Index is an unmanaged index that is composed of the most actively traded equity REIT (real estate investment trust) securities.

3	For certain periods, Fund performance has been increased by fee waivers and/or expense reimbursements, without which performance would have been lower.

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ADDITIONAL INFORMATION

The views expressed in this report reflect those of the portfolio managers as of the dates indicated. The managers’ views are subject to change at any time without notice based on changes in market or other conditions. References to specific securities or industries should not be regarded as investment advice. Because the Fund is actively managed, there is no assurance that it will continue to invest in the securities or industries mentioned.

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Global Asset Management or any of its related or affiliated companies (collectively “NGAM”) and does not sponsor, endorse or participate in the provision of any NGAM services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the Natixis Funds proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on Natixis Funds’ website at ngam.natixis.com; and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. Information regarding how Natixis Funds voted proxies relating to portfolio securities during the 12 months ended June 30, 2015 is available on the Natixis Fund’s website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

Natixis Funds files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

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UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions, and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Fund’s prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Fund and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each class of Fund shares shows the actual account values and actual Fund expenses you would have paid on a $1,000 investment in the Fund from August 1, 2015 through January 31, 2016. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table of each class of Fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

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AEW REAL ESTATE FUND	BEGINNING ACCOUNT VALUE 8/1/2015	ENDING ACCOUNT VALUE 1/31/2016	EXPENSES PAID DURING PERIOD* 8/1/2015 - 1/31/2016
Class A
Actual	$1,000.00	$999.30	$6.80
Hypothetical (5% return before expenses)	$1,000.00	$1,018.40	$6.87
Class C
Actual	$1,000.00	$995.80	$10.56
Hypothetical (5% return before expenses)	$1,000.00	$1,014.62	$10.66
Class N
Actual	$1,000.00	$1,002.10	$4.74
Hypothetical (5% return before expenses)	$1,000.00	$1,020.47	$4.79
Class Y
Actual	$1,000.00	$1,000.70	$5.55
Hypothetical (5% return before expenses)	$1,000.00	$1,019.66	$5.60

*	Expenses are equal to the Fund's annualized expense ratio (after waiver/reimbursement): 1.35%, 2.10%, 0.94% and 1.10% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), divided by 365 (to reflect the half-year period).

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Portfolio of Investments — as of January 31, 2016

AEW Real Estate Fund

Shares	Description	Value (†)
Common Stocks — 97.7% of Net Assets
Lodging — 2.2%
186,600	Extended Stay America, Inc.	$2,390,346
128,900	Hilton Worldwide Holdings, Inc.	2,295,709

		4,686,055

Real Estate — 2.1%
74,800	Alexander & Baldwin, Inc.	2,266,440
138,600	American Homes 4 Rent, Class A	2,077,614

		4,344,054

Real Estate Investment Trusts — 93.4%
	REITs – Apartments — 16.6%
78,600	American Campus Communities, Inc.	3,316,920
65,000	AvalonBay Communities, Inc.	11,146,850
72,900	Camden Property Trust	5,562,270
190,000	Equity Residential	14,647,100

		34,673,140

	REITs – Diversified — 8.1%
85,500	American Assets Trust, Inc.	3,196,845
133,200	DuPont Fabros Technology, Inc.	4,418,244
223,200	Forest City Realty Trust, Inc.(b)	4,397,040
122,800	STORE Capital Corp.	3,044,212
22,000	Vornado Realty Trust	1,946,120

		17,002,461

	REITs – Health Care — 8.9%
165,000	Ventas, Inc.	9,127,800
153,500	Welltower, Inc.	9,550,770

		18,678,570

	REITs – Hotels — 3.6%
101,500	Chatham Lodging Trust	1,914,290
253,500	Host Hotels & Resorts, Inc.	3,510,975
109,400	RLJ Lodging Trust	2,000,926

		7,426,191

	REITs – Manufactured Homes — 2.0%
62,800	Equity Lifestyle Properties, Inc.	4,139,776

	REITs – Office Property — 13.6%
90,000	Boston Properties, Inc.	10,458,900
79,600	Douglas Emmett, Inc.	2,354,568
140,400	Empire State Realty Trust, Inc., Class A	2,323,620
483,300	Gramercy Property Trust	3,532,923
230,100	Paramount Group, Inc.	3,773,640
317,400	Piedmont Office Realty Trust, Inc., Class A	5,875,074

		28,318,725

	REITs – Regional Malls — 16.6%
56,000	Macerich Co. (The)	4,366,320
115,000	Simon Property Group, Inc.	21,422,200

See accompanying notes to financial statements.

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Portfolio of Investments – as of January 31, 2016

AEW Real Estate Fund – (continued)

Shares	Description	Value (†)
	REITs – Regional Malls — continued
96,100	Tanger Factory Outlet Centers, Inc.	$3,074,239
80,100	Taubman Centers, Inc.	5,690,304

		34,553,063

	REITs – Shopping Centers — 7.8%
111,000	Acadia Realty Trust	3,785,100
227,600	DDR Corp.	3,894,236
41,500	Federal Realty Investment Trust	6,259,445
130,800	Retail Opportunity Investments Corp.	2,418,492

		16,357,273

	REITs – Storage — 9.6%
205,000	CubeSmart	6,414,450
53,500	Public Storage	13,565,460

		19,979,910

	REITs – Warehouse/Industrials — 6.6%
260,900	ProLogis, Inc.	10,297,723
211,800	Rexford Industrial Realty, Inc.	3,450,222

		13,747,945

	Total Real Estate Investment Trusts	194,877,054

	Total Common Stocks (Identified Cost $177,238,880)	203,907,163

Principal Amount
Short-Term Investments — 2.4%
$5,020,577	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 1/29/2016 at 0.030% to be repurchased at $5,020,590 on 2/01/2016 collateralized by $5,100,000 Federal Home Loan Mortgage Corp., 2.120% due 6/02/2021 valued at $5,125,500 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $5,020,577)	5,020,577

	Total Investments — 100.1% (Identified Cost $182,259,457)(a)	208,927,740
	Other Assets Less Liabilities — (0.1)%	(179,759)

	Net Assets — 100.0%	$208,747,981

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information:
	At January 31, 2016, the net unrealized appreciation on investments based on a cost of $182,663,528 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$32,714,918
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(6,450,706)

	Net unrealized appreciation	$26,264,212

(b)	Non-income producing security.

REITs	Real Estate Investment Trusts

See accompanying notes to financial statements.

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Portfolio of Investments – as of January 31, 2016

AEW Real Estate Fund – (continued)

Industry Summary at January 31, 2016

REITs – Apartments	16.6%
REITs – Regional Malls	16.6
REITs – Office Property	13.6
REITs – Storage	9.6
REITs – Health Care	8.9
REITs – Diversified	8.1
REITs – Shopping Centers	7.8
REITs – Warehouse/Industrials	6.6
REITs – Hotels	3.6
Lodging	2.2
Real Estate	2.1
REITs – Manufactured Homes	2.0
Short-Term Investments	2.4

Total Investments	100.1
Other assets less liabilities	(0.1)

Net Assets	100.0%

See accompanying notes to financial statements.

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Statement of Assets and Liabilities

January 31, 2016

ASSETS
Investments at cost	$182,259,457
Net unrealized appreciation	26,668,283

Investments at value	208,927,740
Receivable for Fund shares sold	325,273
Receivable for securities sold	367,324
Dividends and interest receivable	53,010

TOTAL ASSETS	209,673,347

LIABILITIES
Payable for securities purchased	186,669
Payable for Fund shares redeemed	378,981
Management fees payable (Note 5)	149,678
Deferred Trustees’ fees (Note 5)	93,904
Administrative fees payable (Note 5)	7,457
Payable to distributor (Note 5d)	4,979
Other accounts payable and accrued expenses	103,698

TOTAL LIABILITIES	925,366

NET ASSETS	$208,747,981

NET ASSETS CONSIST OF:
Paid-in capital	$175,100,520
Undistributed net investment income	407,272
Accumulated net realized gain on investments	6,571,906
Net unrealized appreciation on investments	26,668,283

NET ASSETS	$208,747,981

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$56,343,625

Shares of beneficial interest	3,537,730

Net asset value and redemption price per share	$15.93

Offering price per share (100/94.25 of net asset value) (Note 1)	$16.90

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$7,869,031

Shares of beneficial interest	493,208

Net asset value and offering price per share	$15.95

Class N shares:
Net assets	$4,513,030

Shares of beneficial interest	299,934

Net asset value, offering and redemption price per share	$15.05

Class Y shares:
Net assets	$140,022,295

Shares of beneficial interest	9,325,523

Net asset value, offering and redemption price per share	$15.01

See accompanying notes to financial statements.

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Statement of Operations

For the Year Ended January 31, 2016

INVESTMENT INCOME
Dividends	$6,201,882
Interest	425

6,202,307

Expenses
Management fees (Note 5)	1,865,846
Service and distribution fees (Note 5)	260,764
Administrative fees (Note 5)	99,842
Trustees’ fees and expenses (Note 5)	19,306
Transfer agent fees and expenses (Notes 5 and 6)	438,212
Audit and tax services fees	64,139
Custodian fees and expenses	16,280
Legal fees	3,158
Registration fees	66,265
Shareholder reporting expenses	52,108
Miscellaneous expenses	15,179

Total expenses	2,901,099
Less waiver and/or expense reimbursement (Note 5)	(62,551)

Net expenses	2,838,548

Net investment income	3,363,759

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on:
Investments	19,694,914
Capital gain distributions received (Note 2)	1,363,043
Net change in unrealized appreciation (depreciation) on:
Investments	(40,357,435)

Net realized and unrealized loss on investments	(19,299,478)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(15,935,719)

See accompanying notes to financial statements.

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Statement of Changes in Net Assets

	Year Ended January 31, 2016	Year Ended January 31, 2015
FROM OPERATIONS:
Net investment income	$3,363,759	$3,104,590
Net realized gain on investments	21,057,957	11,412,863
Net change in unrealized appreciation (depreciation) on investments	(40,357,435)	51,276,027

Net increase (decrease) in net assets resulting from operations	(15,935,719)	65,793,480

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	(691,364)	(861,275)
Class B(a)	(155)	(1,234)
Class C	(33,702)	(41,620)
Class N	(18)	(17)
Class Y	(2,120,825)	(2,221,145)
Net realized capital gains
Class A	(4,845,403)	(5,561,007)
Class B(a)	(7,374)	(41,002)
Class C	(654,916)	(706,194)
Class N	(94)	(83)
Class Y	(11,962,746)	(11,226,118)

Total distributions	(20,316,597)	(20,659,695)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 10)	(20,191,735)	11,491,507

Net increase (decrease) in net assets	(56,444,051)	56,625,292
NET ASSETS
Beginning of the year	265,192,032	208,566,740

End of the year	$208,747,981	$265,192,032

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME	$407,272	$(110,423)

(a)	On January 11, 2016, Class B shares were converted into Class A shares. See Note 1 of Notes to Financial Statements.

See accompanying notes to financial statements.

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Financial Highlights

For a share outstanding throughout each period.

	Class A
	Year Ended January 31, 2016		Year Ended January 31, 2015		Year Ended January 31, 2014	Year Ended January 31, 2013	Year Ended January 31, 2012
Net asset value, beginning of the period	$18.51		$15.20		$19.20	$18.64	$16.71

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.22		0.20		0.19	0.21	0.14
Net realized and unrealized gain (loss)	(1.33)		4.57		0.06	2.11	1.92

Total from Investment Operations	(1.11)		4.77		0.25	2.32	2.06

LESS DISTRIBUTIONS FROM:
Net investment income	(0.18)		(0.20)		(0.25)	(0.17)	(0.13)
Net realized capital gains	(1.29)		(1.26)		(4.00)	(1.59)	—

Total Distributions	(1.47)		(1.46)		(4.25)	(1.76)	(0.13)

Net asset value, end of the period	$15.93		$18.51		$15.20	$19.20	$18.64

Total return(b)	(6.21	)%(c)	32.94%		1.96%	12.92%	12.46%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$56,344		$77,842		$68,470	$71,202	$70,123
Net expenses	1.36	%(d)(e)	1.40	%(f)	1.36%	1.31%	1.31%
Gross expenses	1.38%		1.40%		1.36%	1.31%	1.31%
Net investment income	1.31%		1.23%		1.00%	1.07%	0.84%
Portfolio turnover rate	17%		18%		17%	35%	12%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Effective May 1, 2015, the expense limit decreased from 1.40% to 1.35%.
(f)	Effective July 1, 2014, the expense limit decreased from 1.50% to 1.40%.

See accompanying notes to financial statements.

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Financial Highlights (continued)

For a share outstanding throughout each period.

	Class C
	Year Ended January 31, 2016		Year Ended January 31, 2015		Year Ended January 31, 2014	Year Ended January 31, 2013	Year Ended January 31, 2012
Net asset value, beginning of the period	$18.55		$15.23		$19.23	$18.67	$16.74

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.09		0.08		0.05	0.06	0.01
Net realized and unrealized gain (loss)	(1.33)		4.58		0.05	2.13	1.93

Total from Investment Operations	(1.24)		4.66		0.10	2.19	1.94

LESS DISTRIBUTIONS FROM:
Net investment income	(0.07)		(0.08)		(0.10)	(0.04)	(0.01)
Net realized capital gains	(1.29)		(1.26)		(4.00)	(1.59)	—

Total Distributions	(1.36)		(1.34)		(4.10)	(1.63)	(0.01)

Net asset value, end of the period	$15.95		$18.55		$15.23	$19.23	$18.67

Total return(b)	(6.87	)%(c)	31.95%		1.14%	12.13%	11.60%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$7,869		$10,432		$8,982	$11,158	$9,122
Net expenses	2.11	%(d)(e)	2.15	%(f)	2.11%	2.06%	2.06%
Gross expenses	2.13%		2.15%		2.11%	2.06%	2.06%
Net investment income	0.55%		0.48%		0.27%	0.32%	0.08%
Portfolio turnover rate	17%		18%		17%	35%	12%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Effective May 1, 2015, the expense limit decreased from 2.15% to 2.10%.
(f)	Effective July 1, 2014, the expense limit decreased from 2.25% to 2.15%.

See accompanying notes to financial statements.

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Financial Highlights (continued)

For a share outstanding throughout each period.

	Class N
	Year Ended January 31, 2016		Year Ended January 31, 2015		Period Ended January 31, 2014*
Net asset value, beginning of the period	$17.57		$14.48		$19.88

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.17	)(h)	0.25		0.15
Net realized and unrealized gain (loss)	(0.81)		4.35		(1.64)

Total from Investment Operations	(0.98)		4.60		(1.49)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.25)		(0.25)		(0.22)
Net realized capital gains	(1.29)		(1.26)		(3.69)

Total Distributions	(1.54)		(1.51)		(3.91)

Net asset value, end of the period	$15.05		$17.57		$14.48

Total return(b)	(5.79)%		33.48%		(6.75	)%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$4,513		$1		$1
Net expenses(d)	0.94	%(e)	0.99	%(f)	1.20	%(g)
Gross expenses	1.01%		9.79%		3.14	%(g)
Net investment income (loss)	(1.14	)%(h)	1.60%		1.14	%(g)
Portfolio turnover rate	17%		18%		17%

*	From commencement of Class on May 1, 2013 through January 31, 2014.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Effective May 1, 2015, the expense limit decreased from 1.10% to 1.05%.
(f)	Effective July 1, 2014, the expense limit decreased from 1.20% to 1.10%.
(g)	Computed on an annualized basis for periods less than one year.
(h)	The net investment loss does not correspond with aggregate net investment income earned by the Fund due to the timing of income earned and expenses accrued in relation to changes in net assets of the Fund during the period.

See accompanying notes to financial statements.

15  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Class Y
	Year Ended January 31, 2016		Year Ended January 31, 2015		Year Ended January 31, 2014	Year Ended January 31, 2013	Year Ended January 31, 2012
Net asset value, beginning of the period	$17.54		$14.48		$18.50	$18.02	$16.16

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.25		0.23		0.23	0.25	0.18
Net realized and unrealized gain (loss)	(1.27)		4.33		0.05	2.04	1.86

Total from Investment Operations	(1.02)		4.56		0.28	2.29	2.04

LESS DISTRIBUTIONS FROM:
Net investment income	(0.22)		(0.24)		(0.30)	(0.22)	(0.18)
Net realized capital gains	(1.29)		(1.26)		(4.00)	(1.59)	—

Total Distributions	(1.51)		(1.50)		(4.30)	(1.81)	(0.18)

Net asset value, end of the period	$15.01		$17.54		$14.48	$18.50	$18.02

Total return	(5.95	)%(b)	33.21%		2.22%	13.22%	12.76%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$140,022		$176,555		$130,415	$281,698	$296,039
Net expenses	1.11	%(c)(d)	1.15	%(e)	1.10%	1.06%	1.07%
Gross expenses	1.13%		1.15%		1.10%	1.06%	1.07%
Net investment income	1.55%		1.49%		1.24%	1.32%	1.08%
Portfolio turnover rate	17%		18%		17%	35%	12%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(d)	Effective May 1, 2015, the expense limit decreased from 1.15% to 1.10%.
(e)	Effective July 1, 2014, the expense limit decreased from 1.25% to 1.15%.

See accompanying notes to financial statements.

|  16

Notes to Financial Statements

January 31, 2016

1.  Organization.  AEW Real Estate Fund (the “Fund”) is the sole series of Natixis Funds Trust IV (the “Trust”), and is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series.

The Fund is a diversified investment company.

The Fund offers Class A, Class C, Class N and Class Y shares. As of the close of business on January 11, 2016, Class B shares were converted into Class A shares and are no longer offered.

Class A shares are sold with a maximum front-end sales charge of 5.75%. Class C shares do not pay a front-end sales charge, do not convert to any other class of shares, pay higher Rule 12b-1 fees than Class A shares and may be subject to a CDSC of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Effective November 2, 2015, Class N shares are offered to investors with an initial minimum investment of $1,000,000. Class Y shares are intended for institutional investors with a minimum initial investment of $100,000. Some categories of investors are exempted from the minimum investment amounts as outlined in the Fund’s prospectus.

Expenses of the Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees and for Class A, Class B, Class C and Class Y, collectively, and Class N, individually, transfer agent fees). In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of the Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund’s financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to year-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Fund’s financial statements.

a.  Valuation.  Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services

17  |

Notes to Financial Statements (continued)

January 31, 2016

recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

|  18

Notes to Financial Statements (continued)

January 31, 2016

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-dividend date and interest income is recorded on an accrual basis. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in dividends received from the Fund’s investments in real estate investment trusts (“REITs”) are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported to the Fund after the end of the calendar year. Estimates for the period from January 1 through January 31, 2016 are included in the Statement of Operations. Estimates are based on the most recent REIT distribution information available. Interest income is increased by the accretion of discount and decreased by the amortization of premium. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class-specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Federal and Foreign Income Taxes.  The Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of the Fund’s tax positions for the open tax years as of January 31, 2016 and has concluded that no provisions for income tax are required. The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next twelve months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Fund. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

The Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statement of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statement of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or will be filed are reflected on the Statement of Assets and

19  |

Notes to Financial Statements (continued)

January 31, 2016

Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statement of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statement of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to the Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statement of Assets and Liabilities and are recorded as a realized gain when received.

d.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. When the Fund identifies the character of distributions paid by REITs in the previous calendar year, certain distributions to Fund shareholders may be redesignated as capital gain distributions or, if in excess of taxable income, as a return of capital. For the year ended January 31, 2016, no redesignations have been made with respect to the distributions paid as disclosed within the Statement of Changes in Net Assets. Permanent book and tax basis differences relating to shareholder distributions, net investment income, and net realized gains will result in reclassifications to the capital accounts reported on the Statement of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees and wash sales. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Fund’s fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the years ended January 31, 2016 and 2015 were as follows:

2016 Distributions Paid From:			2015 Distributions Paid From:
Ordinary Income	Long-Term Capital Gains	Total	Ordinary Income	Long-Term Capital Gains	Total
$2,917,741	$17,398,856	$20,316,597	$3,397,426	$17,262,269	$20,659,695

Differences between these amounts and those reported in the Statement of Changes in Net Assets are primarily attributable to different book and tax treatment for short-term capital gains.

|  20

Notes to Financial Statements (continued)

January 31, 2016

As of January 31, 2016, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$537,247
Undistributed long-term capital gains	6,939,905

Total undistributed earnings	7,477,152

Unrealized appreciation	26,264,212

Total accumulated earnings	$33,741,364

e.  Repurchase Agreements.  The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of January 31, 2016, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statement of Assets and Liabilities for financial reporting purposes.

f.  Securities Lending.  The Fund has entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent.

21  |

Notes to Financial Statements (continued)

January 31, 2016

For the year ended January 31, 2016, the Fund did not loan securities under this agreement.

g.  Indemnifications.  Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2016, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$203,907,163	$—	$—	$203,907,163
Short-Term Investments	—	5,020,577	—	5,020,577

Total	$203,907,163	$5,020,577	$—	$208,927,740

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the year ended January 31, 2016, there were no transfers among Levels 1, 2 and 3.

|  22

Notes to Financial Statements (continued)

January 31, 2016

4.  Purchases and Sales of Securities.  For the year ended January 31, 2016, purchases and sales of securities (excluding short-term investments) were $39,751,182 and $75,380,008, respectively.

5.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  AEW Capital Management, L.P. (“AEW”) serves as the investment adviser to the Fund. AEW is a wholly-owned subsidiary of Natixis Global Asset Management, L.P. (“Natixis US”), which is part of Natixis Global Asset Management, an international asset management group based in Paris, France. Under the terms of the management agreement, the Fund pays a management fee at the annual rate of 0.80% of the first $500 million of the Fund’s average daily net assets and 0.75% of the Fund’s average daily net assets in excess of $500 million, calculated daily and payable monthly.

AEW has given a binding undertaking to the Fund to waive management fees and/or reimburse certain expenses to limit the Fund’s operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. This undertaking is in effect until April 30, 2016, may be terminated before then only with the consent of the Fund’s Board of Trustees, and is reevaluated on an annual basis. Management fees payable, as reflected on the Statement of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings.

For the period May 1, 2015 to January 31, 2016 (close of business on January 11, 2016, for Class B), the expense limits as a percentage of average daily net assets under the expense limitation agreement were as follows:

Expense Limit as a Percentage of Average Daily Net Assets
Class A	Class B	Class C	Class N	Class Y
1.35%	2.10%	2.10%	1.05%	1.10%

Prior to May 1, 2015, the expense limits as a percentage of average daily net assets under the expense limitation agreement were as follows:

Expense Limit as a Percentage of Average Daily Net Assets
Class A	Class B	Class C	Class N	Class Y
1.40%	2.15%	2.15%	1.10%	1.15%

AEW shall be permitted to recover expenses it has borne under the expense limitation agreement (whether through waiver of its management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

23  |

Notes to Financial Statements (continued)

January 31, 2016

For the year ended January 31, 2016, the management fees for the Fund were $1,865,846 (0.80% of average daily net assets).

For the year ended January 31, 2016, class-specific expenses have been reimbursed as follows:

Reimbursement[1]
Class A	Class B	Class C	Class N	Class Y	Total
$18,105	$38	$2,420	$ —	$41,841	$62,404

[1]	Expense reimbursements are subject to possible recovery until January 31, 2017.

No expenses were recovered during the year ended January 31, 2016 under the terms of the expense limitation agreement.

b.  Service and Distribution Fees.  NGAM Distribution, L.P. (“NGAM Distribution”), which is a wholly-owned subsidiary of Natixis US, has entered into a distribution agreement with the Trust. Pursuant to this agreement, NGAM Distribution serves as principal underwriter of the Fund.

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to the Fund’s Class A shares (the “Class A Plan”) and a Distribution and Service Plan relating to the Fund’s Class B and Class C shares (the “Class B and Class C Plans”).

Under the Class A Plan, the Fund pays NGAM Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class A shares, as reimbursement for expenses incurred by NGAM Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class B and Class C Plans, the Fund pays (or paid) NGAM Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class B and Class C shares, as compensation for services provided by NGAM Distribution in providing personal services to investors in Class B and Class C shares and/or the maintenance of shareholder accounts.

Also under the Class B and Class C Plans, the Fund pays (or paid) NGAM Distribution a monthly distribution fee at the annual rate of 0.75% of the average daily net assets attributable to the Fund’s Class B and Class C shares, as compensation for services provided by NGAM Distribution in connection with the marketing or sale of Class B and Class C shares.

For the year ended January 31, 2016, the service and distribution fees for the Fund were as follows:

Service Fees			Distribution Fees
Class A	Class B	Class C	Class B	Class C
$168,604	$358	$22,682	$1,075	$68,045

|  24

Notes to Financial Statements (continued)

January 31, 2016

c.  Administrative Fees.  NGAM Advisors, L.P. (“NGAM Advisors”) provides certain administrative services for the Fund and subcontracts with State Street Bank to serve as sub-administrator. NGAM Advisors is a wholly-owned subsidiary of Natixis US. Pursuant to an agreement among Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I, Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”) and NGAM Advisors, the Fund pays NGAM Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts and Loomis Sayles Funds Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion and 0.0350% of the next $30 billion and 0.0325% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts and Loomis Sayles Funds Trusts of $10 million, which is reevaluated on an annual basis.

For the year ended January 31, 2016, the administrative fees for the Fund were $99,842.

d.  Sub-Transfer Agent Fees.  NGAM Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Fund and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Fund. These services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Fund’s transfer agent. Accordingly, the Fund has agreed to reimburse NGAM Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to NGAM Distribution are subject to a current per-account equivalent fee limit approved by the Fund’s Board, which is based on fees for similar services paid to the Fund’s transfer agent and other service providers. Class N shares do not bear such expenses.

For the year ended January 31, 2016, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statement of Operations) for the Fund were $384,557.

As of January 31, 2016, the Fund owes NGAM Distribution $4,979 in reimbursements for sub-transfer agent fees (which are reflected in the Statement of Assets and Liabilities as payable to distributor).

Sub-transfer agent fees attributable to Class A, Class B, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by NGAM Distribution during the year ended January 31, 2016 amounted to $4,433.

25  |

Notes to Financial Statements (continued)

January 31, 2016

f.  Trustees Fees and Expenses.  The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of NGAM Advisors, NGAM Distribution, Natixis US or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $325,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $155,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee and the chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $17,500. The chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $10,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts and Loomis Sayles Funds Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

Prior to January 1, 2016, the Chairperson of the Board received a retainer fee at the annual rate of $300,000 and each Independent Trustee (other than the Chairperson) received, in the aggregate, a retainer fee at the annual rate of $130,000. The chairperson of the Governance Committee received an additional retainer fee at the annual rate of $5,000. All other Trustee fees remained unchanged.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Fund until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts and Loomis Sayles Funds Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts and Loomis Sayles Funds Trusts, and are normally reflected as Trustees’ fees and expenses in the Statement of Operations. The portions of the accrued obligations allocated to the Fund under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

g.  Reimbursement of Transfer Agent Fees and Expenses.  NGAM Advisors has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for the Fund’s Class N shares. This undertaking is in effect through April 30,

|  26

Notes to Financial Statements (continued)

January 31, 2016

2016 and is not subject to recovery under the expense limitation agreement described above.

For the year ended January 31, 2016, NGAM Advisors reimbursed the Fund $147 for transfer agency expenses related to Class N shares.

6.  Class-Specific Transfer Agent Fees and Expenses.  For the year ended January 31, 2016, the Fund incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):

	Class A	Class B	Class C	Class N	Class Y
Transfer Agent Fees and Expenses	$126,815	$269	$17,051	$147	$293,930

Transfer agent fees and expenses attributable to Class A, Class B, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

7.  Line of Credit.  Effective April 16, 2015, the Fund, together with certain other funds of Natixis Funds Trusts and Loomis Sayles Funds Trusts, participates in a $150,000,000 committed unsecured line of credit provided by State Street Bank. Any one Fund may borrow up to the full $150,000,000 under the line of credit (as long as all borrowings by all Funds in the aggregate do not exceed the $150,000,000 limit at any time). Interest is charged to each participating Fund based on its borrowings at a rate per annum equal to the greater of the Federal Funds rate or overnight LIBOR, plus 1.25%. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.

Prior to April 16, 2015, the committed unsecured line of credit was $200,000,000 with an individual limit of $125,000,000 for each Fund that participated in the line of credit. In addition, the commitment fee was 0.10% per annum, payable at the end of each calendar quarter.

For the year ended January 31, 2016, the Fund had no borrowings under this agreement.

8.  Brokerage Commission Recapture.  The Fund has entered into agreements with certain brokers whereby the brokers will rebate a portion of brokerage commissions. All amounts rebated by the brokers are returned to the Fund under such agreements and are included as realized gains on investments in the Statement of Operations. For the year ended January 31, 2016, $5,185 was rebated under these agreements.

9.  Concentration of Risk.  The Fund concentrates its investments in real estate securities, including REITs. A fund with a concentrated portfolio is vulnerable to the risks of the industry in which it invests and is subject to greater risks and market fluctuations than funds investing in a broader range of industries. Real estate securities are susceptible to the risks associated with direct ownership of real estate such as

27  |

Notes to Financial Statements (continued)

January 31, 2016

declining property values, increases in property taxes, operating expenses, interest rates or competition, zoning changes and losses from casualty and condemnation.

10.  Concentration of Ownership.  From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Fund. As of January 31, 2016, based on management’s evaluation of the shareholder account base, the Fund had accounts representing controlling ownership of more than 5% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Number of 5% Non-Affiliated Account Holders	Percentage of Non-Affiliated Ownership
1	5.16%

Omnibus shareholder accounts for which NGAM Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Fund does not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

11.  Capital Shares.  The Fund may issue an unlimited number of shares of beneficial interest without par value. Transactions in capital shares were as follows:

	Year Ended January 31, 2016		Year Ended January 31, 2015
	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	1,270,658	$21,736,348	2,291,510	$38,370,262
Issued in connection with the reinvestment of distributions	300,780	5,023,497	366,449	5,951,948
Redeemed	(2,240,000)	(37,999,940)	(2,956,743)	(49,333,033)

Net change	(668,562)	$(11,240,095)	(298,784)	$(5,010,823)

Class B(a)
Issued from the sale of shares	411	$6,780	642	$11,255
Issued in connection with the reinvestment of distributions	439	7,515	2,554	41,016
Redeemed	(20,367)	(347,739)	(29,565)	(484,677)

Net change	(19,517)	$(333,444)	(26,369)	$(432,406)

|  28

Notes to Financial Statements (continued)

January 31, 2016

11.  Capital Shares (continued).

	Year Ended January 31, 2016		Year Ended January 31, 2015
	Shares	Amount	Shares	Amount
Class C
Issued from the sale of shares	67,579	$1,163,654	90,463	$1,520,367
Issued in connection with the reinvestment of distributions	28,931	483,865	32,201	525,534
Redeemed	(165,562)	(2,792,751)	(149,959)	(2,470,852)

Net change	(69,052)	$(1,145,232)	(27,295)	$(424,951)

Class N
Issued from the sale of shares	300,338	$4,495,977	—	$—
Issued in connection with the reinvestment of distributions	7	112	7	100
Redeemed	(482)	(7,164)	(1)	(8)

Net change	299,863	$4,488,925	6	$92

Class Y
Issued from the sale of shares	2,970,180	$48,237,396	4,078,699	$64,819,417
Issued in connection with the reinvestment of distributions	658,756	10,373,403	591,389	9,199,393
Redeemed	(4,369,349)	(70,572,688)	(3,613,569)	(56,659,215)

Net change	(740,413)	$(11,961,889)	1,056,519	$17,359,595

Increase (decrease) from capital share transactions	(1,197,681)	$(20,191,735)	704,077	$11,491,507

(a)	On January 11, 2016, Class B shares were converted into Class A shares. See Note 1 of Notes to Financial Statements.

29  |

Report of Independent Registered Public Accounting Firm

To the Trustees of Natixis Funds Trust IV and Shareholders of AEW Real Estate Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AEW Real Estate Fund, the sole series of Natixis Funds Trust IV (the “Fund”), at January 31, 2016, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

March 24, 2016

|  30

2016 U.S. Tax Distribution Information to Shareholders (Unaudited)

Corporate Dividends Received Deduction.  For the fiscal year ended January 31, 2016, 0.93% of dividends distributed by the AEW Real Estate Fund qualify for the dividends received deduction for corporate shareholders.

Qualified Dividend Income.  For the fiscal year ended January 31, 2016, 8.82% of the ordinary income dividends paid by the Fund are considered qualified dividend income eligible for reduced tax rates. These lower rates range from 0% to 20% depending on an individual’s tax bracket. Complete information will be reported in conjunction with Form 1099-DIV.

Capital Gains Distributions.  Pursuant to Internal Revenue Section 852(b), the Fund paid $17,398,856, which has been designated as capital gains distributions for the fiscal year ended January 31, 2016.

31  |

Trustee and Officer Information

The tables below provide certain information regarding the trustees and officers of Natixis Funds Trust IV (the “Trust”). Unless otherwise indicated, the address of all persons below is 399 Boylston Street, Boston, MA 02116. The Fund’s Statement of Additional Information includes additional information about the trustees of the Trust and is available by calling Natixis Funds at 800-225-5478.

Name and Year of Birth	Position(s) Held with the Trust, Length of Time Served and Term of Office[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen[2] and Other Directorships Held During Past 5 Years	Experience, Qualifications, Attributes, Skills for Board Membership

INDEPENDENT TRUSTEES

Kenneth A. Drucker (1945)	Trustee since 2008 Chairperson of the Audit Committee and Governance Committee Member	Retired	42 None	Significant experience on the Board and on the boards of other business organizations (including at investment companies); executive experience (including as treasurer of an aerospace, automotive, and metal manufacturing corporation)

Edmond J. English (1953)	Trustee since 2013 Audit Committee Member	Chief Executive Officer of Bob’s Discount Furniture (retail)	42 Formerly, Director, BJ’s Wholesale Club (retail)	Experience on the Board and significant experience on the boards of other business organizations (including at a retail company and a bank); executive experience (including at a retail company)

|  32

Trustee and Officer Information

Name and Year of Birth	Position(s) Held with the Trust, Length of Time Served and Term of Office[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen[2] and Other Directorships Held During Past 5 Years	Experience, Qualifications, Attributes, Skills for Board Membership

INDEPENDENT TRUSTEES continued

Richard A. Goglia (1951)	Trustee since 2015 Audit Committee Member	Retired; formerly Vice President and Treasurer of Raytheon Company (defense)	42 None	Experience on the Board and executive experience (including his role as vice president and treasurer of a defense company and experience at a financial services company)

Wendell J. Knox (1948)	Trustee since 2009 Contract Review Committee Member and Governance Committee Member	Director of Abt Associates Inc. (research and consulting)	42 Director, Eastern Bank (bank); Director, The Hanover Insurance Group (property and casualty insurance)	Significant experience on the Board and on the boards of other business organizations (including at a bank and at a property and casualty insurance firm); executive experience (including roles as president and chief executive officer of a research and consulting company)

33  |

Trustee and Officer Information

Name and Year of Birth	Position(s) Held with the Trust, Length of Time Served and Term of Office[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen[2] and Other Directorships Held During Past 5 Years	Experience, Qualifications, Attributes, Skills for Board Membership

INDEPENDENT TRUSTEES continued

Martin T. Meehan (1956)	Trustee since 2012 Contract Review Committee Member	President, University of Massachusetts; formerly, Chancellor and faculty member, University of Massachusetts Lowell	42 None	Experience on the Board and on the boards of other business organizations; experience as President of the University of Massachusetts; government experience (including as a member of the U.S. House of Representatives); academic experience

Sandra O. Moose (1942)	Chairperson of the Board of Trustees since November 2005 Trustee since 2000 Ex Officio member of the Audit Committee, the Contract Review Committee and the Governance Committee	President, Strategic Advisory Services (management consulting)	42 Formerly, Director, AES Corporation (international power company); formerly, Director, Verizon Communications (telecommunications company)	Significant experience on the Board and on the boards of other business organizations (including at a telecommunications company, an international power company and a specialty chemicals corporation); executive experience (including at a management consulting company)

|  34

Trustee and Officer Information

Name and Year of Birth	Position(s) Held with the Trust, Length of Time Served and Term of Office[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen[2] and Other Directorships Held During Past 5 Years	Experience, Qualifications, Attributes, Skills for Board Membership

INDEPENDENT TRUSTEES continued

Erik R. Sirri (1958)	Trustee since 2009 Audit Committee Member	Professor of Finance at Babson College	42 None	Significant experience on the Board; experience as Director of the Division of Trading and Markets at the Securities and Exchange Commission; academic experience; training as an economist

Peter J. Smail (1952)	Trustee since 2009 Chairperson of the Contract Review Committee and Governance Committee Member	Retired	42 None	Significant experience on the Board; mutual fund industry and executive experience (including roles as president and chief executive officer for an investment adviser)

Cynthia L. Walker (1956)	Trustee since 2005 Chairperson of the Governance Committee and Contract Review Committee Member	Deputy Dean for Finance and Administration, Yale University School of Medicine	42 None	Significant experience on the Board; executive experience in a variety of academic organizations (including roles as dean for finance and administration)

35  |

Trustee and Officer Information

Name and Year of Birth	Position(s) Held with the Trust, Length of Time Served and Term of Office[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen[2] and Other Directorships Held During Past 5 Years	Experience, Qualifications, Attributes, Skills for Board Membership

INTERESTED TRUSTEES

Kevin P. Charleston[3] (1965) One Financial Center Boston, MA 02111	Trustee since 2015	President, Chief Executive Officer and Director; formerly, Chief Financial Officer, Loomis, Sayles & Company, L.P.	42 None	Continuing service as President, Chief Executive Officer and Director of Loomis, Sayles & Company, L.P.

David L. Giunta[4] (1965)	Trustee since 2011 President and Chief Executive Officer since 2008	President and Chief Executive Officer, NGAM Distribution Corporation, NGAM Advisors, L.P. and NGAM Distribution, L.P.	42 None	Significant experience on the Board; continuing experience as President and Chief Executive Officer of NGAM Advisors, L.P.

John T. Hailer[5] (1960)	Trustee since 2000	President and Chief Executive Officer – U.S. and Asia, Natixis Global Asset Management, L.P.	42 None	Significant experience on the Board; continuing experience as President and Chief Executive Officer – U.S. and Asia, Natixis Global Asset Management, L.P.

[1]

Each trustee serves until retirement, resignation or removal from the Board. The current retirement age is 75. The position of Chairperson of the Board is appointed for a three-year term. Ms. Moose was appointed to serve an additional three-year term as the Chairperson of the Board on December 13, 2013.

[2]

The trustees of the Trust serve as trustees of a fund complex that includes all series of the Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (collectively, the “Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (collectively, the “Loomis Sayles Funds Trusts”) (collectively, the “Fund Complex”).

[3]

Mr. Charleston is deemed an “interested person” of the Trust because he holds the following positions with an affiliated person of the Trust: President and Chief Executive Officer of Loomis, Sayles & Company, L.P.

[4]

Mr. Giunta is deemed an “interested person” of the Trust because he holds the following positions with an affiliated person of the Trust: President and Chief Executive Officer of NGAM Distribution Corporation, NGAM Advisors, L.P. and NGAM Distribution, L.P.

[5]

Mr. Hailer is deemed an “interested person” of the Trust because he holds the following positions with an affiliated person of the Trust: President and Chief Executive Officer – U.S. and Asia, Natixis Global Asset Management, L.P.

|  36

Trustee and Officer Information

Name and Year of Birth	Position(s) Held with the Trust	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years[2]

OFFICERS OF THE TRUST

Coleen Downs Dinneen (1960)	Secretary, Clerk and Chief Legal Officer	Since September 2004	Executive Vice President, General Counsel, Secretary and Clerk, NGAM Distribution Corporation, NGAM Advisors, L.P. and NGAM Distribution, L.P.

Russell L. Kane (1969)	Chief Compliance Officer, Assistant Secretary and Anti-Money Laundering Officer	Chief Compliance Officer since May 2006; Assistant Secretary since June 2004; and Anti-Money Laundering Officer since April 2007	Chief Compliance Officer for Mutual Funds, Senior Vice President, Deputy General Counsel, Assistant Secretary and Assistant Clerk, NGAM Distribution Corporation, NGAM Advisors, L.P. and NGAM Distribution, L.P.

Michael C. Kardok (1959)	Treasurer, Principal Financial and Accounting Officer	Since October 2004	Senior Vice President, NGAM Advisors, L.P. and NGAM Distribution, L.P.

[1]

Each officer of the Trust serves for an indefinite term in accordance with the Trust’s current by-laws until the date his or her successor is elected and qualified, or until he or she sooner dies, retires, is removed or becomes disqualified.

[2]

Each person listed above, except as noted, holds the same position(s) with the Fund Complex. Previous positions during the past five years with NGAM Distribution, L.P., NGAM Advisors, L.P. or Loomis, Sayles & Company, L.P. are omitted, if not materially different from a trustee’s or officer’s current position with such entity.

37  |

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer and persons performing similar functions. There have been no amendments or waivers of the Registrant’s code of ethics during the period.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has established an audit committee. Mr. Kenneth A. Drucker, Mr. Edmond J. English, Mr. Richard A. Goglia, and Mr. Erik R. Sirri are members of the audit committee and have been designated as “audit committee financial experts” by the Board of Trustees. Each of these individuals is also an Independent Trustee of the Registrant.

Item 4. Principal Accountant Fees and Services.

Fees billed by the Principal Accountant for services rendered to the Registrant.

The table below sets forth fees billed by the principal accountant, PricewaterhouseCoopers LLP, for the past two fiscal years for professional services rendered in connection with a) the audit of the Registrant’s annual financial statements and services provided in connection with regulatory filings; b) audit-related services (including services that are reasonably related to the performance of the audit of the Registrant’s financial statements but not reported under “Audit Fees”); c) tax compliance, tax advice and tax planning; and d) all other fees billed for professional services rendered by the principal accountant to the Registrant, other than the services provided reported as a part of (a) through (c) of this Item.

	Audit fees		Audit-related fees[1]		Tax fees[2]		All other fees
	2/1/14- 1/31/15	2/1/15- 1/31/16	2/1/14- 1/31/15	2/1/15- 1/31/16	2/1/14- 1/31/15	2/1/15- 1/31/16	2/1/13- 1/31/14	2/1/15- 1/31/16
Natixis Funds Trust IV	$48,159	$48,637	$30	$31	$15,242	$15,471	$ —	$ —

1.	Audit-related fees consist of:

Year-end 1/31/2015 and 1/31/2016 – performance of agreed-upon procedures related to the Registrant’s deferred compensation plan

2.	Tax fees consist of:

Year-end 1/31/15 and 1/31/16 – review of the Registrant’s tax returns

Aggregate fees billed to the Registrant for non-audit services during the years ended 1/31/2015 and 1/31/2016 were $15,272 & $15,502, respectively.

Fees billed by the Principal Accountant for services rendered to the Adviser and Control Affiliates.

The following table sets forth the fees billed by the Registrant’s principal accountant for non-audit services rendered to AEW Capital Management, L.P. and entities controlling, controlled by or under common control with AEW Capital Management, L.P. (“Control Affiliates”) that provide ongoing services to the Registrant, for engagements that related directly to the operations and financial reporting of the Registrant for the last two fiscal years.

	Audit-related fees		Tax fees		All other fees
	2/1/14- 1/31/15	2/1/15- 1/31/16	2/1/14- 1/31/15	2/1/15- 1/31/16	2/1/14- 1/31/15	2/1/15- 1/31/16
Control Affiliates	$ —	$ —	$ —	$ —	$ —	$ —

The following table sets forth the aggregate fees billed by the Registrant’s principal accountant for non-audit services rendered to AEW Capital Management, L.P. and Control Affiliates that provide ongoing services to the Registrant, for the last two fiscal years, including the fees disclosed in the table above.

	Aggregate Non-Audit Fees
	2/1/14-1/31/15	2/1/15-1/31/16
Control Affiliates	$178,546	$169,178

None of the services described above were approved pursuant to (c)(7)(i)(C) of Regulation S-X.

Audit Committee Pre-Approval Policies.

Annually, the Registrant’s Audit Committee reviews the audit, audit-related, tax and other non-audit services together with the projected fees, for services proposed to be rendered to the Registrant and/or other entities for which pre-approval is required during the upcoming year. Any subsequent revisions to already pre-approved services or fees (including fee increases) and requests for pre-approval of new services would be presented for consideration quarterly as needed.

If, in the opinion of management, a proposed engagement by the Registrant’s independent accountants needs to commence before the next regularly scheduled Audit Committee meeting, any member of the Audit Committee who is an independent Board member is authorized to pre-approve the engagement, but only for engagements to provide audit, audit-related and tax services. This approval is subject to review of the full Audit Committee at its next quarterly meeting. All other engagements require the approval of all the members of the audit committee.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1)	Code of Ethics required by Item 2 hereof, filed herewith as Exhibit (a)(1).
(a) (2)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith as Exhibits (a)(2)(1) and (a)(2)(2), respectively.
(a) (3)	Not applicable.
(b)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust IV

By: /s/ David L. Giunta

Name: David L. Giunta

Title: President and Chief Executive Officer

Date: March 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David L. Giunta

Name: David L. Giunta

Title: President and Chief Executive Officer

Date: March 24, 2016

By: /s/ Michael C. Kardok

Name: Michael C. Kardok

Title: Treasurer

Date: March 24, 2016